Fair Value Measurements on a Recurring Basis (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Total Liabilities	$ 14,420,308	$ 12,142,897	$ 10,161,114
Assets:
Assets held in Trust Account – U.S. government debt securities	15,707,032
Fair Value Measurement [Member]
Liabilities:
Warrant liability	316,696	178,780
FPS liability	3,191,371	2,504,214	2,006,525
Total Liabilities	3,508,067	2,682,994
Assets:
Assets held in Trust Account – U.S. government debt securities		31,445,874	250,017,673
Quoted Prices in Active Markets (Level 1) [Member] | Fair Value Measurement [Member]
Liabilities:
Warrant liability
FPS liability
Total Liabilities
Assets:
Assets held in Trust Account – U.S. government debt securities		31,445,874	250,017,673
Significant Other Observable Inputs (Level 2) [Member] | Fair Value Measurement [Member]
Liabilities:
Warrant liability	316,696	178,180
FPS liability
Total Liabilities	316,696	178,180
Assets:
Assets held in Trust Account – U.S. government debt securities
Significant Other Unobservable Inputs (Level 3) [Member] | Fair Value Measurement [Member]
Liabilities:
Warrant liability
FPS liability	3,191,371	2,504,214	2,006,525
Total Liabilities	$ 3,191,371	2,504,214
Assets:
Assets held in Trust Account – U.S. government debt securities